Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Goodwill (Detail) - May. 31, 2015 - USD ($) $ in Millions	Total
Goodwill [Roll Forward]
Beginning Balance	$ 3,127
Foreign currency translation adjustment	(86)
Ending Balance	3,041
Accumulated goodwill impairment	153
North America Cruise Brands
Goodwill [Roll Forward]
Beginning Balance	1,898
Foreign currency translation adjustment	0
Ending Balance	1,898
EAA Cruise Brands
Goodwill [Roll Forward]
Beginning Balance	1,229
Foreign currency translation adjustment	(86)
Ending Balance	$ 1,143